Shareholders' Equity - Share-based Compensation, Activity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units (RSUs) [Member]
Awards Other Than Options, Number of Shares [Roll Forward]
Outstanding at January 1	33,784	32,431	25,127
Granted	13,033	8,035	11,845
Vested	(14,848)	(5,225)	(3,671)
Cancelled	(1,555)	(1,457)	(870)
Outstanding at December 31	30,414	33,784	32,431
Awards Other Than Options, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding at January 1	$ 8.70	$ 8.68	$ 10.18
Granted	$ 7.82	$ 10.66	$ 8.56
Vested	$ 6.89	$ 11.64	$ 18.22
Cancelled	$ 8.97	$ 8.57	$ 10.36
Outstanding at December 31	$ 9.19	$ 8.70	$ 8.68
Performance Shares [Member]
Awards Other Than Options, Number of Shares [Roll Forward]
Outstanding at January 1	9,763	7,771	4,874
Granted	5,193	4,852	5,364
Vested	0	(1,587)	(1,566)
Cancelled	(420)	(1,273)	(901)
Outstanding at December 31	14,536	9,763	7,771
Awards Other Than Options, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding at January 1	$ 9.21	$ 9.78	$ 15.49
Granted	$ 7.87	$ 10.42	$ 8.10
Vested	$ 0.00	$ 12.84	$ 18.48
Cancelled	$ 8.96	$ 12.79	$ 15.51
Outstanding at December 31	$ 8.74	$ 9.21	$ 9.78